Note 11 - Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about other liabilities [text block]
(thousands of Canadian dollars)
	2022	2021

Accounts payable and other	$7,662	$6,893
Current income tax liability	5,797	2,949
Deferred income tax liability (note 14)	786	898
Lease obligations	4,471	5,113
Cash collateral and amounts held in escrow	8,006	7,887
Cash reserves on loan and lease receivables	126,110	110,764

	$152,832	$134,504